Summary of Significant Accounting Policies - Depreciation Of Assets (Table) (Details)	12 Months Ended
Dec. 31, 2013
Vessels
Useful life assets	25 years
Port facilities and transfer station
Useful life assets	3 to 40 years
Tanker vessels, barges and push boats
Useful life assets	15 to 44 years
Furniture, fixtures and equipment
Useful life assets	3 to 10 years
Computer equipment and software
Useful life assets	5 years
Leasehold improvements
Useful life assets	shorter of lease term or 6 years